Consolidated Statements of Comprehensive Loss and Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ 196	$ (1,418)	$ (2,150)	$ (7,036)	$ (735)	$ (5,451)
Other comprehensive (loss) income:
Unrealized foreign currency translation (loss) gain	110	(82)	(299)	184	128	(177)
Change in unrecognized pension costs		(1,396)		(433)
Total other comprehensive loss, net of tax	110	(1,478)	(299)	(249)	128	(177)
Comprehensive loss	$ 306	$ (2,896)	$ (2,449)	$ (7,285)	$ (607)	$ (5,628)